Leases (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Lease liabilities	SFr 2,911	SFr 3,023	SFr 3,213
Bank
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Lease liabilities	SFr 2,111		SFr 2,388